Cover	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Copper Property CTL Pass Through Trust
Entity Central Index Key	0001837671
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	NY
Entity File Number	000-56236
Entity Tax Identification Number	85-6822811
Entity Address, Address Line One	3 Second Street, Suite 206
Entity Address, Postal Zip Code	07311-4056
Entity Address, State or Province	NJ
Entity Address, City or Town	Jersey City
City Area Code	201
Local Phone Number	839-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false